UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22590

                         Lazard Alternative Emerging Markets 1099 Fund

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

                                     New York, NY  10112

(Address of principal executive offices) (Zip code)

Mr. Nathan Paul

30 Rockefeller Plaza

                                     New York, NY  10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-632-6000

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Financial Statements (Liquidation Basis)

For the Six Months Ended September 30, 2015

(Unaudited)

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Lazard Alternative Investments

November 2015

Dear Investor,

Lazard Alternative Emerging Markets 1099 Fund (the “Fund”) returned -5.6% net of all fees for the six month period ended September 30, 2015. Since inception on November 1, 2011, the Fund posted an annualized return of +1.4%, net of all fees.

	Six Month Period	Since Fund Inception Annualized[2]
Total Return	Apr 2015 to Sept 2015	Nov 2011 to Sept 2015
Lazard Alternative Emerging Markets 1099 Fund[1]	-5.6%	1.4%

Investment by Strategy3

Despite the recent change in investment strategy, and efforts to market the Fund and grow assets, the Fund has unfortunately struggled to gain assets and access wider distribution. As a result, the Board of Trustees of the Fund, in consultation with Lazard Alternatives LLC, determined at a meeting held on September 21, 2015, that the Fund should be liquidated in an orderly liquidation. Accordingly, the Fund is in the process of liquidation and intends to liquidate its holdings and distribute the proceeds to shareholders as soon as reasonably practicable. Additional information and details are outlined in a letter that was distributed to investors on or around September 23, 2015.

Sincerely,

Kit Boyatt	Christian Frei	Chris Heasman
Director	Director	Director
Lazard Asset Management LLC	Lazard Asset Management LLC	Lazard Asset Management LLC
Lazard Alternatives, LLC	Lazard Alternatives, LLC	Lazard Alternatives, LLC

1 Returns are reported net of fees. The performance quoted represents past performance. Past performance does not guarantee future results.

2 Performance results for the periods shown prior to January 1, 2015 (the “Effective Date”) represent the performance results of the Fund, formerly known as Lazard Alternative Strategies 1099 Fund, during time periods in which the Fund was managed pursuant to an investment strategy different from its current investment strategy. As of the Effective Date, the Fund invests substantially all of its assets in hedge funds and other similar investment vehicles that primarily invest or trade in the securities of issuers and other financial instruments that are economically tied to an emerging market country (“Emerging Markets Investments”). Prior to the Effective Date, the Fund did not pursue an investment strategy focused on Emerging Markets Investments; rather it invested in hedge funds and similar investment vehicles in general, with no focus on a particular market or geographical location. As such, performance results of the Fund prior to the Effective Date may differ substantially from performance results after the Effective Date.

3 As of September 30, 2015. Allocations and underlying fund selections are subject to change.

Lazard Alternative Investments

To qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code, the Fund must satisfy certain requirements, including, among others, asset diversification and income distribution. Disqualification as a RIC would have a material adverse effect on the value of the Fund’s shares and the amount of the Fund’s distributions to shareholders.

The underlying funds in which the Fund is invested are charged asset based fees by the investment managers of such funds which are generally expected to range from 1% to 3% of assets under management in addition to performance based compensation generally expected to be between 10% and 30% of annual net profits, but may vary. An investment manager of an underlying investment fund will receive performance compensation to which it is entitled irrespective of the performance of other underlying investment funds. As such, an underlying investment fund with positive performance may receive performance compensation from the Fund even if the Fund’s overall return is negative. These fees and expenses may offset the Fund’s profits.

Information and opinions presented have been obtained or derived from sources believed by Lazard Alternatives LLC (“Lazard Alternatives”) to be reliable. Lazard Alternatives makes no representation as to their accuracy or completeness. All opinions expressed herein are as of September 30, 2015 and are subject to change.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments (Liquidation Basis) at September 30, 2015 (Unaudited)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (88.54%) #

Domiciled in Bermuda (16.90%)

Global Focus (11.86%)

Prince Street Fund, Ltd.	$2,500,000	8.65%	$2,376,590

PS Opportunities Offshore Fund, Ltd.	1,000,000	3.21%	882,361

	3,500,000		3,258,951

Regional Focus (5.04%)

PS Latin America Offshore, Ltd.	1,400,000	5.04%	1,385,188

Total Domiciled in Bermuda (16.90%)	4,900,000		4,644,139

Domiciled in British Virgin Islands (1.96%)

Global Focus (1.96%)

Frontier Market Select Offshore Fund, Ltd. *	582,093	1.96%	538,968

Total Domiciled in British Virgin Islands (1.96%)	582,093		538,968

Domiciled in Cayman Islands (69.68%)

Country Focus (15.48%)

Argentina Fund, Ltd.	1,400,000	4.67%	1,282,954

Golden China Fund	1,717,899	6.67%	1,834,887

The Ton Poh Fund	1,000,000	4.14%	1,137,883

	4,117,899		4,255,724

Global Focus (30.56%)

BlackRock Emerging Frontiers Fund Limited	2,500,000	8.89%	2,442,422

Indus Emerging Markets Fund, Ltd.	1,200,000	3.47%	953,951

Polunin Capital Partners Emerging Markets Active Fund	2,500,000	8.93%	2,455,054

Ronit Global Opportunities Fund, Ltd.	1,250,000	4.62%	1,268,300

SR Global Fund, Inc.	1,250,000	4.65%	1,279,140

	8,700,000		8,398,867

See Accompanying Notes to Financial Statements (Liquidation Basis)

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Schedule of Investments (Liquidation Basis) at September 30, 2015 (Unaudited) (concluded)

	Cost	Percentage of Net Assets	Fair Value
Investments in Portfolio Funds (88.54%)# (concluded)

Domiciled in Cayman Islands (69.68%) (concluded)

Regional Focus (15.56%)

Armada Latin America Opportunity Fund, Ltd.	$1,100,000	3.54%	$973,293

Moneda Latin American Small Caps Fund (Cayman), Ltd.	1,300,000	3.68%	1,011,545

Moon A/T Capital GCC Offshore Fund, Ltd.	900,000	2.83%	778,219

SSCG Africa Opportunities Fund, Ltd.	1,300,000	5.51%	1,513,367

	4,600,000		4,276,424

Relative Value (3.07%)

CRC Credit Fund, Ltd. *	885,253	3.07%	845,470

	885,253		845,470

Specialty Focus (5.01%)

Contrarian Emerging Markets Offshore Fund, Ltd.	1,200,000	5.01%	1,377,222

	1,200,000		1,377,222

Total Domiciled in Cayman Islands (69.68%)	19,503,152		19,153,707

Total Investments in Portfolio Funds (88.54%)	24,985,245		24,336,814

Short-term Investments (8.76%)

Dreyfus Treasury Cash Management Fund	2,407,000	8.76%	2,407,000

Total Investments (97.30%)	$27,392,245		26,743,814

Other Assets, less Liabilities (2.70%)			741,323

Net Assets (100.00%)			$27,485,137

#	Non-income producing security.
*	Portfolio Fund has suspended redemptions or invoked gate provisions, or represents a similarly restricted investment.

See Accompanying Notes to Financial Statements (Liquidation Basis)

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Statement of Assets, Liabilities and Net Assets (Liquidation Basis) (Unaudited)

September 30, 2015

Assets
Investments in Portfolio Funds, at fair value (cost $24,985,245)	$24,336,814
Short term Investments, at fair value (cost $2,407,000)	2,407,000
Cash	738
Redemption receivable from Portfolio Funds	1,136,998
Due from affiliate	452,843
Interest receivable	20

Total assets	28,334,413

Liabilities

Redemptions payable	$250,884
Liquidation fees payable	345,632
Advisory fee payable	105,271
Professional fees payable	46,151
Service fee payable	13,362
Board of Trustees’ fees payable	4,019
Distribution fee payable	2,672
Other accrued expenses	81,285

Total liabilities	849,276

Net Assets	$27,485,137

Represented by:
Share capital transactions (net)	$31,543,967
Accumulated net investment loss	(6,396,705)
Accumulated net realized gain	2,986,306
Accumulated net unrealized depreciation on investments	(648,431)

Net Assets	$27,485,137

Net asset value per share	$92.13

Number of authorized shares	unlimited
Number of outstanding shares	298,332.694

See Accompanying Notes to Financial Statements (Liquidation Basis)

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Statements of Operations

	For the Period From September 1, 2015 to September 30, 2015 (Liquidation Basis) (Unaudited)	For the Period From April 1, 2015 to August 31, 2015 (Unaudited)
Investment Income
Interest income	$20	$202

Total investment income

Expenses
Liquidation expenses	345,632	–
Advisory fee	34,476	194,305
Professional fees	19,412	94,351
Accounting and administration fees	22,774	70,451
Service fee	4,376	24,913
Custodian fees	8,191	19,575
Distribution fee	875	4,983
Board of Trustees’ fees	553	3,788
Miscellaneous expenses	8,388	38,236

Total expenses	444,677	450,602

Expense reimbursements	(392,044)	(155,671)

Net expenses	52,633	294,931

Net investment loss	(52,613)	(294,729)

Net realized and unrealized gain/(loss) on investments in Portfolio Funds
Net realized loss from investments in Portfolio Funds	(46,554)	(49,338)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(259,305)	(882,180)

Net realized and unrealized loss on investments in Portfolio Funds	(305,859)	(931,518)

Net decrease in net assets resulting from operations	$(358,472)	$(1,226,247)

See Accompanying Notes to Financial Statements (Liquidation Basis)

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Statements of Changes in Net Assets

	For the Period From September 1, 2015 to September 30, 2015 (Liquidation Basis) (Unaudited)	For the Period From April 1, 2015 to August 31, 2015 (Unaudited)	For the Year Ended March 31, 2015
Net assets, beginning of period/year	$27,946,042	$32,141,309	$99,435,686

Operating activities
Net investment loss	(52,613)	(294,729)	(1,761,501)
Net realized gain (loss) from investments in Portfolio Funds	(46,554)	(49,338)	8,791,944
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(259,305)	(882,180)	(6,057,168)

Net increase (decrease) in net assets resulting from operations	(358,472)	(1,226,247)	976,275

Distributions to shareholders
From net investment income	–	–	(2,705,864)

Net decrease in net assets resulting from distributions	–	–	(2,705,864)

Share capital transactions
Proceeds from issuance of shares	–	–	1,305,000
Shares issued to shareholders for reinvestment of distributions	–	–	1,200,777
Payments on redemption of shares	(102,433)	(2,969,020)	(68,070,565)

Net decrease in net assets resulting from capital transactions	(102,433)	(2,969,020)	(65,564,788)

Net decrease in net assets	(460,905)	(4,195,267)	(67,294,377)

Net assets, end of period/year*	$27,485,137	$27,946,042	$32,141,309

* Includes accumulated net investment loss	$(6,396,705)	$(6,344,092)	$(6,049,363)

See Accompanying Notes to Financial Statements (Liquidation Basis)

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Statement of Cash Flows (Liquidation Basis) (Unaudited)

For the Six Months Ended September 30, 2015

Cash flows from operating activities:

Net decrease in net assets resulting from operations*	$(1,584,719)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of Portfolio Funds	(3,000,000)
Proceeds from redemption of Portfolio Funds, net of change in redemptions receivable from Portfolio Funds	7,561,003
Proceeds from the withdrawal of Short term Investments, net	6,386,000
Net realized loss from investments in Portfolio Funds*	95,892
Net change in unrealized appreciation on investments in Portfolio Funds*	1,141,485
Increase in due from affiliate	(289,874)
Decrease in interest receivable	50
Increase in liquidation fees payable	345,632
Decrease in advisory fee payable	(32,913)
Decrease in professional fees payable	(31,763)
Decrease in service fee payable	(5,134)
Increase in Board of Trustees’ fees payable	3,625
Decrease in distribution fee payable	(1,027)
Increase in other accrued expenses	2,230

Net cash provided by operating activities	10,590,487

Cash flows from financing activities:
Capital redemptions, net of change in redemptions payable	(10,590,285)

Net cash used in financing activities	(10,590,285)

Net increase in cash	202
Cash at beginning of period	536

Cash at end of period	$738

*	These amounts combine the period from April 1, 2015 to August 31, 2015 (Unaudited) and the period from September 1, 2015 to September 30, 2015 (Liquidation Basis) (Unaudited) as presented on the Statements of Operations respectively.

See Accompanying Notes to Financial Statements (Liquidation Basis)

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015

1.	Organization

Lazard Alternative Emerging Markets 1099 Fund (the “Fund”) was formed on June 28, 2011 as a Delaware statutory trust, and commenced operations on November 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company.

At a meeting held on September 21, 2015, the Board of Trustees of the Fund (the “Board”), in consultation with the Investment Adviser, determined to liquidate the Fund. Accordingly, the Fund is in the process of liquidation as of September 30, 2015. In connection with the liquidation, the Board appointed Lazard Alternatives as the Fund’s liquidator. As the liquidator, Lazard Alternatives has the authority to take all actions necessary to wind up the affairs of the Fund and distribute the liquidation proceeds to the Fund’s members in accordance with the Fund’s by-laws. As a result, the financial statements are prepared on a basis other than that of a going concern. All estimated income and costs in connection with the liquidation have been accrued in the accompanying financial statements. As part of the liquidation of the Fund, the Investment Manager has evaluated and recorded all known liabilities that are expected to be paid.

The Fund intends to liquidate its holdings as soon as reasonably practicable and to distribute the proceeds to shareholders. The Investment Adviser currently estimates that the majority of the Fund’s assets will be liquidated as of December 31, 2015 and that the proceeds will be distributed to shareholders during the first quarter of 2016. The Fund’s remaining assets, expected to consist primarily of cash receivables due from the underlying funds in which the Fund has withdrawn its investment, will be transferred to a liquidating trust, following which the Fund will be dissolved. Shareholders will own a pro rata interest in the liquidating trust based on the value of their shares held in the Fund. The liquidating trust will make distributions to shareholders from the liquidating trust from time to time as its assets are liquidated following the completion of the underlying funds’ annual audits and the liquidation of any other assets held by the liquidating trust. The Investment Adviser currently anticipates that the liquidating trust will fully distribute its assets by the end of 2016.

The Fund’s investment objective was to achieve long-term capital appreciation. Effective January 1, 2015, the Fund changed its investment strategy to invest substantially all of its assets in hedge funds and similar investment vehicles (“Portfolio Funds”) that are managed by a select group of portfolio managers (“Portfolio Managers”) and primarily invest or trade in the securities of issuers and other financial instruments that are economically tied to an emerging market country (“Emerging Markets Investments”). Portfolio Funds are generally not registered under the 1940 Act.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

1.	Organization (concluded)

Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC (“LAM”), a Delaware limited liability company, has served as the Fund’s investment adviser (the “Investment Adviser” or “Lazard Alternatives”) pursuant to an investment advisory and management agreement under which it provides discretionary investment advice and day-to-day management services to the Fund.

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Net Asset Valuation

The net asset value of the Fund is determined as of the close of business on the last business day of each month. The Fund values interests in Portfolio Funds, valued at $24,336,814 (88.54% of net assets) as of September 30, 2015, at fair value in accordance with procedures established by the Board, which ordinarily will be the practical expedient, as defined under FASB ASC 820, Fair Value Measurement, determined by the Portfolio Managers and their agents in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective memoranda and articles of association, limited partnership agreements, limited liability company agreements and offering memoranda. As a general matter, the fair value of the Fund’s interests in Portfolio Funds represents the amount that the Fund could reasonably expect to receive from the Portfolio Funds if the Fund’s interests were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance-based incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ offering documents.

If the Investment Adviser determines that the most recent value reported by a Portfolio Fund does not represent fair value or if a Portfolio Fund fails to report a value to the Fund, a fair value determination is made under procedures established by, and under the general supervision of, the Board. As of September 30, 2015, a Portfolio Fund, which represented approximately 3.07% of members’ capital and was fair valued at $845,470 by the Investment Adviser in accordance with the Fund’s valuation procedures, based on information provided by the Portfolio Fund or obtained from sources that the Investment Adviser believes to be reliable. These adjustments have been reflected in the Fund’s financial statements.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

2.	Significant Accounting Policies (continued)

a.  Net Asset Valuation (continued)

Fair Value Measurement: In accordance with U.S. GAAP, the Fund applies fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques used to develop the measurements of fair value and related inputs during the period. These inputs are summarized in the three broad levels that follow.

Level 1 - Quoted prices are available in active markets for identical assets and liabilities as of the reporting date. The Fund does not adjust the quoted price for these assets and liabilities.

Level 2 - Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies (including fair value of investments in Portfolio Funds that the Fund has the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date).

Level 3 - Pricing inputs are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities (including fair value of investments in Portfolio Funds that the Fund does not have the ability to redeem at net asset value within ninety days of the measurement date).

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities. The Fund classifies its investments based on the lowest level of input that is significant to the fair value measurement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 820 Fair Value Measurement. The Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to financial statements (liquidation basis). Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

2.	Significant Accounting Policies (continued)

a.  Net Asset Valuation (continued)

redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. As a result of adopting ASU 2015-07, investments in Portfolio Funds with a fair value of $24,491,344 are excluded from the fair value hierarchy as of September 30, 2015.

The retroactive application of ASU 2015-07 results in the exclusion of any Portfolio Funds valued using net asset value as practical expedient from the investment roll forward included in the March 31, 2015 audited financial statements.

Description	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Investments in Portfolio Funds
Country Focus	$—	$—	$—	$4,255,724	$4,255,724
Global Focus	—	—	—	12,196,786	12,196,786
Regional Focus	—	—	—	5,661,612	5,661,612
Relative Value	—	—	845,470	—	845,470
Specialty Focus	—	—	—	1,377,222	1,377,222
Total Investments in Portfolio Funds	$—	$—	$845,470	$23,491,344	$24,336,814
Short-term Investments	2,407,000	—	—	—	2,407,000
Total	$2,407,000	$—	$845,470	$23,491,344	$26,743,814

The following is a summary of quantitative information about significant unobservable valuation input for Level 3 Fair Value Measurements for investments held as of September 30, 2015:

Type of Level 3 Investment	Fair Value at September 30, 2015	Valuation Technique	Observable Input
Relative Value	$845,470	Adjusted Net Asset Value	Discount Rate - 15%

Beginning January 1, 2015, the Fund invested substantially all of its available assets in Portfolio Funds that primarily invest or trade in the securities of issuers and other financial instruments that are economically tied to an emerging market country. The emerging markets investment strategy focuses on managers with exposures to both emerging and frontier markets. These investments are implemented by Portfolio Managers with top down macro views, regional focus strategies, country specific investments, and specialty strategies such as macro, distressed or pair trading. The investment strategy allowed the Fund to invest across all asset classes with an emphasis on emerging markets. The four strategies in the emerging markets investment strategy are Country Focus, Global Focus, Regional Focus and Specialty Focus.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

2.	Significant Accounting Policies (continued)

a.  Net Asset Valuation (continued)

The Portfolio Funds in the Country Focus strategy were chosen to gain exposure to country specific markets. These allocations typically reflect the Fund’s strategy to obtain directional exposure through long short or long biased managers or to exploit specific market inefficiencies. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 60 day notice period. All the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the Global Focus strategy account for the core of the portfolio and were chosen for their ability to combine a top down view of emerging markets country risk and valuation with bottom up security selection against a background of global macro conditions and comparative local country level fundamentals. The asset classes represented are both equity and fixed income in emerging markets and typically long short or long biased. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 30 to 90 day notice period. One Portfolio Fund in this strategy (1.97% of Net Assets) has a gate provision and therefore cannot be voluntarily redeemed. All other Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the Regional Focus strategy were selected for their superior understanding of the region within the emerging markets countries that they invest in. From this understanding, managers are able to better gauge county level risks. These are typically equity long short or long biased managers. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to a 21 to 90 day notice period. All the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Funds in the Specialty Focus strategy were chosen for the uniqueness of their investment style as applied to emerging markets. Examples are macro, distressed or pair trading. The objective of this strategy was to generate a return stream that is uncorrelated to the rest of the Fund’s portfolio. The Portfolio Funds within this strategy have quarterly liquidity, and are generally subject to a 90 day notice period. All the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date.

The Portfolio Fund in the Relative Value strategy seeks to exploit disparities in pricing relationships between instruments with similar pricing characteristics. Quantitative security selection techniques are often used to identify and capture profits from securities the Portfolio Managers believe are over or under valued and to reduce risk by balancing long and short market exposures. The residual risk created by this process is a spread position whose management requires an understanding of the factors determining the spread. The Relative Value strategy is

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

2.	Significant Accounting Policies (continued)

a.  Net Asset Valuation (concluded)

not dependent on the general direction of market movements, and often involves arbitrage techniques. The returns tend to have low correlations relative to benchmark indices. The Portfolio Fund in the Relative Value strategy holds structured credit loans with an average life of approximately 2 years and securities trading at a significant discount to par. There is one remaining Portfolio Fund from the historical investment strategy presented on the Schedule of Investments in the Relative Value strategy. The Portfolio Fund has quarterly liquidity with a 90 day notice period but subject to a gate provision and therefore cannot be voluntarily redeemed.

Investments in money market funds are valued at the money market fund’s Net Asset Value.

b.  Investment Income

Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

c.  Investments in Portfolio Funds

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund which is generally on the last day of the calendar month.

d.  Fund Expenses

The Fund bears all expenses incurred in the business of the Fund subject to the expense limitation agreement described in Note 3.

e.  Dividends and Distributions

The amount of any dividends the Fund pays will vary over time, depending on market conditions, the composition of the Fund’s investment portfolio, the Fund’s expenses, any distributions made to the Fund by Portfolio Funds, and applicable distribution requirements imposed on the Fund by Subchapter M under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund may realize capital gains on the redemption or sale of its interests in Portfolio Funds. If it does, the Fund may make distributions out of any net short-term capital gains (taxable at ordinary income rates) or long-term capital gains, normally in December of each year. The Fund

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

2.	Significant Accounting Policies (continued)

e.  Dividends and Distributions (concluded)

may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Dividends and distributions are generally taxable to shareholders.

f.  Income Taxes

The Fund is classified as an association taxable as a corporation for federal income tax purposes and intends to qualify as a regulated investment company under Subchapter M under the Code. The Fund also intends to distribute substantially all of its investment company taxable income and net capital gains. Therefore, no provision for the payment of federal, state or local taxes has been made. The Fund may be subject to withholding taxes on certain dividends. The Fund’s tax returns will remain open for examination by tax authorities for a period of three years from when they are filed. The Fund is subject to examination by U.S. federal tax authorities and various state tax authorities. The Fund’s tax year-end is October 31. The tax years ended October 31, 2012, 2013 and 2014 are currently subject to examination.

The Fund follows the authoritative guidance for uncertainty in income taxes included in the FASB ASC 740, Income Taxes. This guidance requires the Fund to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit or expense to be recognized is measured as the largest amount of benefit or expense that is greater than fifty percent likely of being realized upon ultimate settlement, which could result in the Fund recording a tax liability that would reduce net assets or alternatively generate an asset which would increase net assets.

The Fund reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Fund has determined the major tax jurisdictions where the Fund is organized and where the Fund makes investments; however, no reserves for uncertain tax positions were required for any of the Fund’s open tax years. As a result, no other income tax liability or expense has been recorded in the accompanying financial statements. The Fund recognizes tax related interest and penalties, if applicable, as a component of income tax expense. For the six months ended September 30, 2015, no such amounts were recognized.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

2.	Significant Accounting Policies (concluded)

f.  Income Taxes (concluded)

At September 30, 2015, the cost and unrealized appreciation/(depreciation) on investment for federal income tax purposes is as follows:

Federal tax cost	$24,985,245

Gross unrealized appreciation	$692,900
Gross unrealized depreciation	(1,341,331)

Net unrealized depreciation	$(648,431)

The tax basis of distributable earnings as of October 31, 2014, the Fund’s last tax year end, shown below represent future distribution requirements the Fund must satisfy under the income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributable ordinary income	$2,705,864
Capital loss carryforward*	$(3,267,206)

*This capital loss carryforward is available to offset future realized capital gains and is not subject to expiration.

g.  Cash

At September 30, 2015, $738 was held in a non-interest bearing account at The Bank of New York Mellon.

h.  Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

3.	Liquidation Expenses

For the period ended September 30, 2015, liquidation fees amounted to $345,632, all of which was outstanding at the end of the period. At September 30, 2015, liquidation fees payable consisted of the following:

Advisory fee	$103,428
Professional fees	111,850
Accounting and administration fees	64,912
Custodian fees	24,577
Service fee	13,129
Distribution fee	2,626
Board of Trustees’ fees	1,659
Miscellaneous expenses	23,451

Total expenses	$345,632

4.	Advisory Fee, Related Party and Other Transactions

In addition to managing the Fund’s assets, Lazard Alternatives provides certain management, administration and other services to the Fund, including support services to the Fund, monitoring relations and communications between investors and the Fund, maintaining and preserving certain records of the Fund, assisting in the preparation of, and reviewing and approving filings with state and federal regulators, monitoring compliance with regulatory requirements, and reviewing and arranging for payment of the Fund’s expenses. In consideration for such services, through December 31, 2105, the Fund pays the Investment Adviser a quarterly advisory fee of 0.375%, computed monthly at the rate of 0.125% (1.50% on an annualized basis) of the Fund’s net assets.

The Investment Adviser and the Fund entered into an expense limitation and reimbursement agreement under which the Investment Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund and any expenses relating to the liquidation of the Fund) to the extent necessary to limit the ordinary expenses of the Fund to 2.26% per annum of the Fund’s average monthly net assets. As of September 30, 2015, the Fund has recorded a receivable from the Investment Adviser relating to such expense limitation in the amount of $452,843 of which $345,632 relates to liquidation expenses, and such amount is included in the accompanying Statement of Assets, Liabilities and Net Assets as “Due from affiliate”. Also, an accrued liquidation expense limitation amount of $345,632 has been included as liquidation fees payable on the Statement of Assets, Liabilities and Net Assets.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

4.	Advisory Fee, Related Party and Other Transactions (concluded)

The Fund paid Lazard Asset Management Securities LLC (“LAM Securities”) an ongoing quarterly distribution fee, computed monthly, of 0.0125% (0.05% on an annualized basis) of the net assets of the Fund, as compensation for the sale and marketing of the Fund’s shares. The Fund also paid LAM Securities an ongoing quarterly service fee of 0.0625%, computed monthly (0.25% on an annualized basis) for providing certain investor and account maintenance services.

The compensation for independent Trustees is comprised of: (1) an annual retainer of $190,000, (2) an additional annual fee of $20,000 to the lead independent Trustee, and (3) an additional annual fee of $10,000 to the Audit Committee Chair. All independent Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. Compensation is, generally, divided among the Fund and The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc. all of which are registered investment companies (collectively, the “Lazard Funds”, in total comprised of 41 active investment portfolios managed by LAM as of September 30, 2015). As of September 30, 2015, one Trustee is an “interested person” (as defined in the 1940 Act) of the Fund (“Interested Trustee”).

At September 30, 2015, the Investment Adviser did not hold any shares in the Fund.

5.	Portfolio Funds’ Transactions

Aggregate purchases and proceeds from redemption of Portfolio Funds for the six months ended September 30, 2015 amounted to $3,000,000 and $3,739,382, respectively.

Certain Portfolio Funds may suspend redemptions or invoke a gate limiting the ability of the Fund to redeem from such Portfolio Funds. As of September 30, 2015, two Portfolio Funds with a fair value of $1,384,438 (5.03% of net assets) had investor level gate provisions or suspended redemptions. As of September 30, 2015, the remaining Portfolio Funds allow monthly to quarterly redemptions, requiring 21 to 90 day notice should a redemption be requested as of the measurement date.

6.	Offering of Fund Shares; Quarterly Repurchase Offers

Shares were offered for purchase generally as of the first business day of each calendar month. Shares were offered at their net asset value per Share, and each Share subscribed for represented a capital contribution to the Fund in that amount. Generally, the minimum initial investment in Shares by an investor was $25,000 and subsequent investments had to be at least $10,000.

The Fund from time to time offered to repurchase Shares from shareholders on a quarterly basis as of March 31st, June 30th, September 30th, and December 31st of each year.

The Fund will no longer offer to repurchase Shares due to the Board’s determination to liquidate the Fund.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

7.	Portfolio Funds

The following is a summary of the investment objectives and liquidity provisions of the Portfolio Funds that exceed 5% of the Fund’s net assets at September 30, 2015, as stated in such Portfolio Fund’s offering documents.

The investment objective of Prince Street Fund, Ltd. is to achieve capital appreciation through superior investment returns on a long-term compound basis (5-10 years) while minimizing correlation with the U.S. market. Prince Street Fund, Ltd. invests using long and short investment strategies in emerging and frontier markets. Prince Street Fund, Ltd. permits redemptions quarterly upon 45 days notice.

The investment objective of PS Latin America Offshore, Ltd. is to achieve capital appreciation through superior investment returns on a long-term compound basis. PS Latin America Offshore, Ltd. invests using long and short investment strategies primarily in emerging and frontier Latin American markets. PS Latin America Offshore, Ltd. permits quarterly redemptions upon 45 days notice.

The investment objective of Golden China Fund is to achieve long term above average return mainly through investment in China-related securities listed in Hong Kong, Shanghai, Shenzhen, New York, Singapore and Netherlands. Golden China Fund permits monthly redemptions upon 30 days notice.

BlackRock Emerging Frontiers Fund Limited seeks to maximize absolute returns by investing primarily in global emerging and frontier markets including, but not limited to, companies in Central and Eastern Europe, the Middle East, Africa, Asia and Central and South America. BlackRock Emerging Frontiers Fund Limited permits monthly redemptions upon 90 days notice.

The investment objective of Polunin Capital Partners Emerging Markets Active Fund is to maximize capital growth by identifying investment opportunities in emerging markets and invests in companies incorporated in emerging markets, that have a considerable portion of their assets in emerging markets, or that derive a considerable portion of their income as a result of activities in emerging markets. Polunin Capital Partners Emerging Markets Active Fund permits redemptions monthly upon 60 days notice.

The investment objective of SSCG Africa Opportunities Fund, Ltd. is to create attractive absolute returns primarily by investing in the publicly listed securities of companies deriving a majority of their business from Sub-Saharan Africa. SSCG Africa Opportunities Fund, Ltd. permits quarterly redemptions upon 90 days notice.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

7.	Portfolio Funds (concluded)

Contrarian Emerging Markets Offshore Fund, Ltd. seeks to maximize total return through investment in a broad-based distressed securities portfolio of emerging market issuers, including corporate debt, corporate restructurings, equities, real estate debt, direct rescue financings, trade claims and sovereign debt. Contrarian Emerging Markets Offshore Fund, Ltd. permits quarterly redemptions upon 90 days notice.

The Fund is not able to obtain complete investment holding details of each of the Portfolio Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportionate share of any investments held by a Portfolio Fund exceeds 5% of the net assets of the Fund as of September 30, 2015.

8.	Share Capital

The Fund is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value (“Shares”). All Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.

Transactions for the six months ended September 30, 2015 were as follows:

Number of Shares redeemed	(31,033.395)

Net (decrease) / increase in shares outstanding	(31,033.395)
Shares outstanding, beginning of period	329,366.089

Shares outstanding, end of period	298,332.694

9.	Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Fund’s experience, the risk of loss from such claims is considered remote.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (continued)

10.	Financial Highlights Information

	For the Period from April 1, 2015 to August 31, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Period from November 1, 2011 (Commencement of Operations) March 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period/year	$97.59	$99.37	$101.21	$101.62	$100.00

Income (loss) from investment operations:
Net investment loss (a)	(0.94)	(2.19)	(2.30)	(2.33)	(0.95)
Net realized and unrealized gain(loss) from investments	(3.32)	3.54	5.91	7.03	2.57

Total from investment operations	(4.26)	1.35	3.61	4.70	1.62
Less distributions from:
Net investment income	–	(3.13)	(5.45)	(5.11)	–

Net asset value at end of period/year	$93.33 **	$97.59	$99.37	$101.21	$101.62

Ratios and Supplemental Data:
Total return	(4.36)% (b)	1.37%	3.57%	4.74%	1.62% (b)

Portfolio turnover rate	9.31% (b)	32.95%	29.95% *	32.50%	9.44% (b)

Ratios to Average Net Assets:
Net investment loss	(2.26)% (c)	(2.21%)	(2.29%)	(2.30%)	(2.30%) (c)

Expenses, before expense reimbursement	3.46% (c)	3.06%	2.73%	3.10%	5.33% (c)
Expense reimbursement	(1.20)% (c)	(0.80%)	(0.44%)	(0.80%)	(3.03%) (c)

Net expenses, after expense reimbursement	2.26% (c)	2.26%	2.29%	2.30%	2.30% (c)

(a)	Based upon average shares outstanding.
(b)	Not annualized.
(c)	Annualized, except for organizational and offering costs.
*	Portfolio turnover rate excludes transactions associated with the Reorganization.
**	Net asset value per share as of September 30, 2015 is $92.13.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (Liquidation Basis) (Unaudited) – September 30, 2015 (concluded)

11.	Subsequent Events

The Investment Adviser has evaluated the impact of all subsequent events on the Fund through November 24, 2015, the date the financial statements were issued, and has determined that there were no events that required adjustments or disclosure.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Additional Information (Unaudited)

BOARD CONSIDERATION OF MANAGEMENT AND ADVISORY AGREEMENTS

At the meeting of the Board held on June 8-9, 2015, the Board considered the approval, for an additional annual period, of the Investment Advisory Agreement between the Fund and Lazard Alternatives. The Independent Trustees were assisted in their review by Stroock and met with Stroock in executive session separate from representatives of Lazard Alternatives and LAM.

Services Provided

Representatives of Lazard Alternatives and LAM discussed with the Board Lazard Alternatives’ written presentation provided in advance of the meeting addressing, among other matters, the nature, extent and quality of services that Lazard Alternatives provides the Fund, including a discussion of Lazard Alternatives and its business (of which the Fund comprises approximately $32 million of the approximately $613 million of total assets under the management of Lazard Alternatives as of March 31, 2015). The representatives of Lazard Alternatives and LAM noted their belief that the Fund continues to benefit significantly from the services provided by Lazard Alternatives and the services and infrastructure of LAM’s global investment management platform, technology, operational and legal and compliance support and significant marketing infrastructure. The Trustees also considered information provided by Lazard Alternatives and LAM regarding personnel, resources, financial condition and experience; the distribution and marketing activities for the Fund; and asset flows and the asset levels of the Fund.

The Trustees considered the various services provided by Lazard Alternatives and LAM including their research and portfolio management capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements. The Trustees also considered LAM’s infrastructure and agreed that the Fund benefits from the services and infrastructure provided by Lazard Alternatives and LAM. The Trustees accepted management’s assertion that such services and infrastructure are greater than those typically provided to a fund with assets of approximately $32 million and not managed within the complex of a large, global firm such as LAM.

Comparative Management Fee and Performance Information

The Trustees reviewed comparative management fee and expense ratio (through March 31, 2015) information prepared by Strategic Insight.

Management Fees and Expense Ratio. The Trustees also discussed the actual and contractual management fees and expense ratio for the Fund. They noted the methodology and assumptions used by Strategic Insight, including that the contractual management fee comparisons and ranking include administrative fees (which are paid to the Fund’s third party administrator that is not affiliated with LAM), and that total expenses includes the expenses of underlying funds. In reviewing Strategic Insight’s analysis, it was noted that the actual management fee and expense ratio were below the comparison group median, although the contractual management fee was above the comparison group median (in the fourth quartile).

Performance. The Trustees reviewed and discussed comparative performance and volatility information provided by Lazard Alternatives including the one-, three-, five- and ten-year and since inception performance of the Fund relative to that of hedge funds-of-funds indices and a group of other registered funds of hedge funds compiled by Lazard Alternatives. It was noted that the Fund’s annualized return for all periods since inception (including the performance of a predecessor fund managed in a different strategy), other than the ten-year performance, was lower than that of the HFRI FOF Composite Index (compiled by Hedge Fund Research, Inc. as an equal weighted composite of funds of funds) and the HFRI FOF

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Additional Information (Unaudited) (concluded)

Conservative Index (also compiled by Hedge Fund Research, Inc. as a composite of funds-of-funds that generally invest in funds that generally engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage and exhibit a lower historical annual standard deviation than the HFRI FOF Composite Index), with comparable volatility to the HFRI FOF Composite Index, higher volatility than the HFRI FOF Conservative Index and lower volatility than the S&P 500 Index. However, it was noted that, as of January 1, 2015, the Fund changed its investment strategy from investing substantially all of its assets in hedge funds, joint ventures, investment companies and other similar investment vehicles to investing substantially all of its assets in hedge funds and other similar investment vehicles that primarily invest or trade in the securities of issuers and other financial instruments that are economically tied to an emerging market country. Accordingly, Lazard Alternatives also provided the performance of its alternative emerging markets strategy. It also was noted that the Board members receive regular updates on the Fund’s performance versus hedge funds-of-funds indices and competitor funds and any relative underperformance.

Profitability and Economies of Scale

The Trustees reviewed information prepared by Lazard Alternatives concerning profits realized by Lazard Alternatives and its affiliates with respect to the Fund, calculated using the actual revenues received for the calendar year ended December 31, 2014, and the cost allocation methodology to compute an estimate of the Fund’s costs to Lazard Alternatives, and it was noted that profitability with respect to the Fund was negative. The representatives of Lazard Alternatives and LAM stated that neither Lazard Alternatives, nor its affiliates, including LAM, receive any significant indirect benefits from Lazard Alternatives acting as investment adviser to the Fund.

Representatives of Lazard Alternatives and the Trustees discussed ways economies of scale could be realized and how they could be shared. It was noted that the Fund does not currently have enough assets for Lazard Alternatives to realize a profit. As a result, there were no economies of scale to be shared with Shareholders at this time.

At the conclusion of these discussions, each of the Trustees expressed the opinion that he or she had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Investment Advisory Agreement. Based on its discussions and considerations as described above, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by Lazard Alternatives are adequate and appropriate, noting the benefits of advisory and research services and other services and infrastructure (as discussed above) associated with LAM’s global asset management business.

•	Since the Fund’s investment strategy changed as of January 1, 2015, the Board reviewed the performance information provided and determined to monitor performance going forward.

•	The Board concluded that the Fund’s fee paid to Lazard Alternatives was reasonable in light of the considerations discussed above.

•	The Board recognized that the Fund does not currently have enough assets for Lazard Alternatives to realize economies of scale.

The Board considered these conclusions and determinations in their totality and determined to approve the Investment Advisory Agreement.

Lazard Alternative Emerging Markets 1099 Fund

(A Delaware Statutory Trust)

Supplemental Information (Unaudited)

Form N-Q Filings

The Fund files a complete schedule of its holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “SEC”) on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Lazard Alternative Emerging Markets 1099 Fund

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date     December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Reinsberg
John Reinsberg, President
(principal executive officer)

Date    December 3, 2015

By (Signature and Title)*	/s/ Jagatnarine Churaman
Jagatnarine Churaman, Chief Financial Officer
(principal financial officer)

Date    December 3, 2015

* Print the name and title of each signing officer under his or her signature.